Warrant liability (Tables)	12 Months Ended
Dec. 31, 2021
Warrant Liability [Member]
Assumptions used in valuation of liability

	December 31,	July 1,
	2021	2021
Stock price	$9.94	$14.36
Risk-free interest rate	1.19%	0.89%
Expected term	4.5 years	5.0 years
Expected volatility	75%	64%
Dividend rate	—%	—%
Exercise price	$11.50	$11.50